BUSINESS COMBINATION (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended		3 Months Ended	12 Months Ended
	May 31, 2017 CNY (¥)	Sep. 28, 2016 CNY (¥)	Oct. 08, 2015 CNY (¥)	Aug. 31, 2017 CNY (¥)	Jun. 30, 2015 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥)
BUSINESS COMBINATION
Ordinary shares, par value (in dollars per share) | $ / shares									$ 0.0001		$ 0.0001
Estimated aggregate fair values of the assets acquired and liabilities assumed
Goodwill									$ 1,368	¥ 9,541		¥ 110,424
Goodwill impairment loss							¥ 3,670
Chefang
BUSINESS COMBINATION
Percentage of voting interest acquired	10.04%		26.00%									49.00%
Percentage of voting interest including subsequent acquisition	51.00%	40.96%										100.00%
Consideration transferred			¥ 10,000
Cash consideration	¥ 3,000	¥ 10,000				¥ 2,000
Remeasurement gain on previously held equity interests								¥ 3,900
Estimated aggregate fair values of the assets acquired and liabilities assumed
Purchase consideration to achieve control	¥ 3,000	¥ 10,000				¥ 2,000
Goodwill								¥ 7,800
Goodwill impairment loss							¥ 3,700
Baogu
BUSINESS COMBINATION
Percentage of voting interest acquired				70.00%	30.00%
Consideration transferred					¥ 12,200
Cash consideration				¥ 4,000
Remeasurement gain on previously held equity interests				1,300
Estimated aggregate fair values of the assets acquired and liabilities assumed
Purchase consideration to achieve control				4,000
Goodwill				¥ 4,200
Dongwang and Fairlubo
Estimated aggregate fair values of the assets acquired and liabilities assumed
Goodwill										¥ 100,900